CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 1,038,819	$ 6,293,415
Accounts receivable, net	402,309	6,337,730
Other receivables, net	99,405	133,266
Due from related parties	29,983
Escrow, current	4,896,932
Prepayments and other current assets	202,054	511,385
Short-term investment	6,704,029	7,091,939
Total current assets	13,373,531	20,367,735
OTHER ASSETS
Property and equipment, net	153,516	254,591
Right-of-use assets	52,813	292,743
Long-term deposits, net	18,993	175,085
Intangible assets, net	2,556,761	4,778,481
Escrow		600,000
Goodwill	478,657	2,009,769
Total other assets	5,260,740	8,110,669
Total assets	16,634,271	28,478,404
CURRENT LIABILITIES
Accounts payable	3,216,364	4,530,740
Bank loans - current	3,548,242	4,496,883
Other payables and accrued liabilities	1,134,345	947,976
Due to related parties	53,671
Deferred revenue	1,460,249	1,405,374
Taxes payable	653,085	701,873
Lease liabilities - current	39,861	185,146
Total current liabilities	10,105,817	12,267,992
OTHER LIABILITIES
Deferred tax liabilities		81,992
Bank loans - noncurrent	18,170	131,603
Lease liabilities - noncurrent	8,602	95,947
Total other liabilities	26,772	309,542
Total liabilities	10,132,589	12,577,534
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY
Ordinary shares, $0.005 par value, 5,000,000,000 and 10,000,000 shares authorized, 19,093,315 and 5,093,315 issued and outstanding as of December 31, 2022 and December 31, 2021*, respectively	95,467	25,467
Additional paid-in capital	33,737,276	26,783,333
Statutory reserves	449,136	449,136
(Accumulated deficits) Retained earnings	(28,066,415)	(12,799,436)
Accumulated other comprehensive income	361,655	592,218
Total shareholders’ equity attributable to Infobird Co., Ltd	6,577,119	15,050,718
Noncontrolling interests	(75,437)	850,152
Total equity	6,501,682	15,900,870
Total liabilities and equity	$ 16,634,271	$ 28,478,404